Offerings	Sep. 08, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Instinct Bio Ordinary Shares
Maximum Aggregate Offering Price	$ 144.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.02
Offering Note	(1) The registrants are Instinct Bio Technical Company Inc. ("Instinct Bio") and Instinct Brothers Co., Ltd. ("Instinct Brothers"). All securities being registered will be issued by Instinct Bio following the business combination described in the proxy statement/prospectus. (4) Represents the outstanding Ordinary Shares of Relativity Acquisition Corp. ("Relativity") (5) Calculated in accordance with Rule 457(f)(2) under the Securities Act. No market exists for Relativity's securities and it has a working capital deficit. Therefore, the proposed maximum aggregate offering price for these securities is based on one-third of the par value of such securities.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Instinct Bio Ordinary Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The registrants are Instinct Bio Technical Company Inc. ("Instinct Bio") and Instinct Brothers Co., Ltd. ("Instinct Brothers"). All securities being registered will be issued by Instinct Bio following the business combination described in the proxy statement/prospectus. (5) Calculated in accordance with Rule 457(f)(2) under the Securities Act. No market exists for Relativity's securities and it has a working capital deficit. Therefore, the proposed maximum aggregate offering price for these securities is based on one-third of the par value of such securities.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Instinct Bio Ordinary Shares
Maximum Aggregate Offering Price	$ 2,218,529.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 339.66
Offering Note	(2) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (6) Represents Instinct Bio Ordinary Shares issuable as consideration to the stockholders of Xtribe in the business combination, including (i) 9,133,204 Instinct Bio Ordinary Shares as Base Stock Consideration (as defined in the proxy statement/prospectus), (ii) 190,000 Instinct Bio Ordinary Shares as Conversion Stock Consideration (as defined in the proxy statement/prospectus); and (iii) 6,000,000 shares issuable as earnout consideration in the business combination, subject to events under the terms of the documents governing the business combination. (7) Calculated in accordance with Rule 457(f)(2) under the Securities Act. Instinct Brothers is a private company and no market exists for its securities. Therefore, the proposed maximum aggregate offering price for these securities is based on its book value.